COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2011
COMPREHENSIVE INCOME

NOTE K - COMPREHENSIVE INCOME

The Company and its subsidiary bank report comprehensive income as required by ASC Topic 220, Comprehensive Income. In accordance with this guidance, unrealized gains and losses on securities available-for-sale are included in accumulated other comprehensive income (loss).

In the calculation of comprehensive income, certain reclassification adjustments are made to avoid double counting amounts that are displayed as part of net income for a period that also had been displayed as part of accumulated other comprehensive income. The disclosure of the reclassification amounts is as follows:

	Years Ended December 31,
	2011	2010
Unrealized holdings gains (losses) on available-for- sale securities and loans held for sale	$1,720,875	$(1,141,866)
Reclassification adjustment for net losses realized in income	4,596	421,096
Net unrealized gains (losses)	1,725,471	(720,770)
Tax effect	(586,660)	245,062
Net unrealized gains (losses), net of tax	$1,138,811	$(475,708)